Deposits (Schedule of Time Deposits Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Deposits From Banking Clients [Line Items]
2018	¥ 818,840
2019	186,119
2020	82,894
2021	78,150
2022	33,737
Thereafter	500
Total	¥ 1,200,240	¥ 1,093,238